General (Narrative) (Details)	Aug. 03, 2023	Jun. 30, 2023
General [Line Items]
Reverse share split of ordinary shares	1-for-15
Urgently [Member]
General [Line Items]
Percentage of Interest own by shareholders and other equity holders		33.00%